UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/18

Item 1. Schedule of Investments.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2018 (unaudited)
Franklin Conservative Allocation Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.3%
Alternative Strategies 5.2%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	10,253,401	$68,492,721
Domestic Equity 28.8%
Financial Select Sector SPDR ETF	845,178	23,310,009
[a,b] Franklin DynaTech Fund, Class R6	712,114	60,038,365
[a] Franklin Growth Fund, Class R6	1,225,451	132,226,203
[a] Franklin LibertyQ U.S. Equity ETF	1,857,838	58,280,378
[a] Franklin Rising Dividends Fund, Class R6	1,067,833	70,444,912
[a,b] Franklin Small Cap Growth Fund, Class R6	313,977	9,042,539
[a] Franklin Utilities Fund, Class R6	1,181,657	22,226,968
		375,569,374
Domestic Fixed Income 42.4%
[a] Franklin Floating Rate Daily Access Fund, Class R6	5,107,328	44,689,119
[a] Franklin Low Duration Total Return Fund, Class R6	20,521,544	199,058,977
[a] Franklin Strategic Income Fund, Class R6	13,837,622	132,702,797
[a] Franklin U.S. Government Securities Fund, Class R6	30,091,391	176,636,462
		553,087,355
Foreign Equity 11.5%
[a] Franklin FTSE Europe ETF	489,855	11,898,578
[a] Franklin FTSE Japan ETF	486,757	13,029,949
[a] Franklin International Small Cap Growth Fund, Class R6	1,967,002	38,690,920
[a] Franklin LibertyQ Emerging Markets ETF	1,118,349	34,132,571
[a] Franklin Mutual European Fund, Class R6	1,049,461	22,007,199
[a] Templeton Foreign Fund, Class R6	3,975,001	30,607,506
		150,366,723
Foreign Fixed Income 10.4%
[a] Franklin Emerging Market Debt Opportunities Fund	3,890,597	44,897,487
[a] Templeton Global Total Return Fund, Class R6	7,914,951	91,575,987
		136,473,474
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,102,856,581)		1,283,989,647

Short Term Investments 1.8%

Money Market Funds (Cost $23,020,655) 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	23,020,655	23,020,655

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Conservative Allocation Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $109,616) 0.0%†
[d] Joint Repurchase Agreement, 2.236%, 10/01/18 (Maturity Value $109,636)
BNP Paribas Securities Corp. (Maturity Value $56,149)
Deutsche Bank Securities Inc. (Maturity Value $4,357)
HSBC Securities (USA) Inc. (Maturity Value $49130)
Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%, 11/20/46 - 6/20/48; U.S.
Treasury Note, 1.375% - 3.50%, 4/15/20 - 4/30/21; and U.S. Treasury Strips, 2/15/30 - 11/15/47
(valued at $111,859)	$109,616	$109,616
Total Investments (Cost $1,125,986,852) 100.1%		1,307,119,918
Other Assets, less Liabilities (0.1)%		(1,695,852)
Net Assets 100.0%		$1,305,424,066

See Abbreviations on page 30.

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2018, all repurchase agreements had been entered into on September 28, 2018.

|2

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2018 (unaudited)
Franklin Corefolio Allocation Fund
	Shares	Value
Investments in Underlying Funds 99.9%
Domestic Equity 75.1%
[a] Franklin Growth Fund, Class R6	1,949,632	$210,365,282
[a,b] Franklin Growth Opportunities Fund, Class R6	4,469,565	210,650,571
[a] Franklin Mutual Shares Fund, Class R6	6,976,432	207,479,094
		628,494,947
Foreign Equity 24.8%
[a] Templeton Growth Fund Inc., Class R6	7,599,034	207,985,563
Total Investments in Underlying Funds
before Short Term Investments (Cost $518,941,082)		836,480,510

Short Term Investments (Cost $1,590,362) 0.2%

Money Market Funds 0.2%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	1,590,362	1,590,362
Total Investments in Underlying Funds (Cost $520,531,444) 100.1%		838,070,872
Other Assets, less Liabilities (0.1)%		(482,959)
Net Assets 100.0%		$837,587,913

aSee Note 3 regarding investments in Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2018 (unaudited)
Franklin Founding Funds Allocation Fund
	Shares	Value
Investments in Underlying Funds 100.1%
Domestic Equity 33.4%
[a] Franklin Mutual Shares Fund, Class R6	48,900,674	$1,454,306,039
Domestic Hybrid 33.2%
[a] Franklin Income Fund, Class R6	629,201,739	1,447,164,000
Foreign Equity 33.5%
[a] Templeton Growth Fund Inc., Class R6	53,337,056	1,459,835,216
Total Investments in Underlying Funds
before Short Term Investments (Cost $4,009,848,290)		4,361,305,255

Short Term Investments (Cost $1,637) 0.0%†

Money Market Funds 0.0%†
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	1,637	1,637
Total Investments in Underlying Funds (Cost $4,009,849,927) 100.1%		4,361,306,892
Other Assets, less Liabilities (0.1)%		(2,286,628)
Net Assets 100.0%		$4,359,020,264

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in Underlying Funds.
bThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2018 (unaudited)
Franklin Growth Allocation Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.1%
Alternative Strategies 5.2%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	10,404,774	$69,503,893
Domestic Equity 55.8%
Financial Select Sector SPDR ETF	1,713,700	47,263,846
[a,b] Franklin DynaTech Fund, Class R6	1,362,459	114,868,909
[a] Franklin Growth Fund, Class R6	2,433,093	262,530,778
[a] Franklin LibertyQ U.S. Equity ETF	3,689,331	115,734,314
[a] Franklin Rising Dividends Fund, Class R6	2,137,037	140,980,320
[a,b] Franklin Small Cap Growth Fund, Class R6	629,924	18,141,815
[a] Franklin Utilities Fund, Class R6	2,427,267	45,656,882
		745,176,864
Domestic Fixed Income 10.3%
[a] Franklin Floating Rate Daily Access Fund, Class R6	1,231,669	10,777,105
[a] Franklin Low Duration Total Return Fund, Class R6	5,306,364	51,471,725
[a] Franklin Strategic Income Fund, Class R6	3,352,853	32,153,858
[a] Franklin U.S. Government Securities Fund, Class R6	7,278,439	42,724,438
		137,127,126
Foreign Equity 24.4%
[a] Franklin FTSE Europe ETF	1,043,500	25,346,615
[a] Franklin FTSE Japan ETF	1,007,100	26,958,959
[a] Franklin International Small Cap Growth Fund, Class R6	4,505,132	88,615,954
[a] Franklin LibertyQ Emerging Markets ETF	2,331,755	71,166,329
[a] Franklin Mutual European Fund, Class R6	2,169,094	45,485,896
[a] Templeton Foreign Fund, Class R6	8,867,742	68,281,610
		325,855,363
Foreign Fixed Income 2.4%
[a] Franklin Emerging Market Debt Opportunities Fund	915,030	10,559,451
[a] Templeton Global Total Return Fund, Class R6	1,870,592	21,642,748
		32,202,199
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $937,510,752)		1,309,865,445

Short Term Investments 2.0%

Money Market Funds (Cost $25,045,291) 1.9%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	25,045,291	25,045,291

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Allocation Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $1,357,081) 0.1%
[d] Joint Repurchase Agreement, 2.236%, 10/01/18 (Maturity Value $1,357,333)
BNP Paribas Securities Corp. (Maturity Value $695,145 )
Deutsche Bank Securities Inc. (Maturity Value $53,940 )
HSBC Securities (USA) Inc. (Maturity Value $608,248 )
Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%, 11/20/46 - 6/20/48; U.S.
Treasury Note, 1.375% - 3.50%, 4/15/20 - 4/30/21; and U.S. Treasury Strips, 2/15/30 - 11/15/47
(valued at $1,384,848)	$1,357,081	$1,357,081
Total Investments (Cost $963,913,124) 100.1%		1,336,267,817
Other Assets, less Liabilities (0.1)%		(1,699,160)
Net Assets 100.0%		$1,334,568,657

See Abbreviations on page 30.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2018, all repurchase agreements had been entered into on September 28, 2018.

|6

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2018 (unaudited)
Franklin LifeSmart™ Retirement Income Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 88.5%
Domestic Equity 9.6%
[a] Franklin LibertyQ U.S. Equity ETF	166,500	$5,223,105
Domestic Fixed Income 55.0%
[a] Franklin Floating Rate Daily Access Fund, Class R6	1,501,897	13,141,602
[a] Franklin U.S. Government Securities Fund, Class R6	2,213,231	12,991,666
Xtrackers USD High Yield Corporate Bond ETF	77,700	3,874,122
		30,007,390
Domestic Hybrid 20.0%
[a] Franklin Income Fund, Class R6	4,753,387	10,932,789
Foreign Fixed Income 3.9%
[a] Templeton Global Total Return Fund, Class R6	182,153	2,107,508
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $47,788,443)		48,270,792

	Units
Index-Linked Notes 10.2%
[b,c] Barclays Bank PLC, senior note, 144A, 0.07%, 7/08/19	2,500	2,548,165
[b,d] Morgan Stanley Finance LLC, senior note, 144A, 5.08%, 10/03/19	21,000	3,001,320
Total Index-Linked Notes (Cost $5,284,390)		5,549,485
Total Investments before Short Term Investments (Cost $53,072,833)		53,820,277

	Shares

Short Term Investments (Cost $730,407) 1.4%

Money Market Funds 1.4%
[a,e] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	730,407	730,407
Total Investments (Cost $53,803,240) 100.1%		54,550,684
Other Assets, less Liabilities (0.1)%		(34,389)
Net Assets 100.0%		$54,516,295

See Abbreviations on page 30.

aSee Note 3 regarding investments in FT Underlying Funds.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $5,549,485, representing 10.2% of net assets.
cSecurity pays a variable coupon based on the distribution of the SPXDIV Index. The coupon rate shown represents the rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the S&P 500 Index.
dSecurity pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom
Enhanced SPX B Index 20 Delta.
eThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2018 (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.9%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	317,652	$2,121,918
Domestic Equity 28.9%
Financial Select Sector SPDR ETF	31,360	864,909
[a] Franklin Growth Fund, Class R6	41,936	4,524,913
[a,b] Franklin Growth Opportunities Fund, Class R6	30,522	1,438,492
[a] Franklin LibertyQ U.S. Equity ETF	71,883	2,254,969
[a] Franklin Rising Dividends Fund, Class R6	27,938	1,843,084
[a,b] Franklin Small Cap Growth Fund, Class R6	19,795	570,095
[a] Franklin Utilities Fund, Class R6	31,557	593,592
		12,090,054
Domestic Fixed Income 39.5%
[a] Franklin Floating Rate Daily Access Fund, Class R6	153,501	1,343,135
[a] Franklin Low Duration Total Return Fund, Class R6	890,744	8,640,211
[a] Franklin Strategic Income Fund, Class R6	200,412	1,921,952
[a] Franklin U.S. Government Securities Fund, Class R6	783,768	4,600,719
		16,506,017
Foreign Equity 11.4%
[a] Franklin FTSE Europe ETF	26,492	643,491
[a] Franklin FTSE Japan ETF	17,132	458,605
[a] Franklin International Small Cap Growth Fund, Class R6	56,001	1,101,534
[a] Franklin LibertyQ Emerging Markets ETF	34,639	1,057,199
[a] Franklin Mutual International Fund, Class R6	44,545	686,883
[a] Templeton Foreign Fund, Class R6	102,969	792,861
		4,740,573
Foreign Fixed Income 13.0%
[a] Franklin Emerging Market Debt Opportunities Fund	154,806	1,786,454
[a] Templeton Global Total Return Fund, Class R6	315,171	3,646,533
		5,432,987
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $37,689,990)		40,891,549

Short Term Investments (Cost $814,457) 1.9%

Money Market Funds 1.9%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	814,457	814,457
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $38,504,447) 99.8%		41,706,006
Other Assets, less Liabilities 0.2%		81,918
Net Assets 100.0%		$41,787,924

See Abbreviations on page 30.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2018 (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.9%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	1,041,093	$6,954,503
Domestic Equity 41.7%
Financial Select Sector SPDR ETF	154,766	4,268,446
[a] Franklin Growth Fund, Class R6	190,539	20,559,191
[a,b] Franklin Growth Opportunities Fund, Class R6	135,840	6,402,149
[a] Franklin LibertyQ U.S. Equity ETF	347,026	10,886,206
[a] Franklin Rising Dividends Fund, Class R6	129,979	8,574,705
[a,b] Franklin Small Cap Growth Fund, Class R6	108,055	3,111,983
[a] Franklin Utilities Fund, Class R6	142,873	2,687,443
		56,490,123
Domestic Fixed Income 26.0%
[a] Franklin Floating Rate Daily Access Fund, Class R6	320,669	2,805,849
[a] Franklin Low Duration Total Return Fund, Class R6	1,989,227	19,295,501
[a] Franklin Strategic Income Fund, Class R6	285,478	2,737,734
[a] Franklin U.S. Government Securities Fund, Class R6	1,776,855	10,430,141
		35,269,225
Foreign Equity 16.3%
[a] Franklin FTSE Europe ETF	126,593	3,074,944
[a] Franklin FTSE Japan ETF	74,340	1,990,000
[a] Franklin International Small Cap Growth Fund, Class R6	257,590	5,066,801
[a] Franklin LibertyQ Emerging Markets ETF	179,408	5,475,622
[a] Franklin Mutual International Fund, Class R6	200,950	3,098,640
[a] Templeton Foreign Fund, Class R6	432,279	3,328,550
		22,034,557
Foreign Fixed Income 8.8%
[a] Franklin Emerging Market Debt Opportunities Fund	338,271	3,903,641
[a] Templeton Global Total Return Fund, Class R6	689,410	7,976,474
		11,880,115
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $111,505,867)		132,628,523

Short Term Investments (Cost $2,720,890) 2.0%

Money Market Funds 2.0%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	2,720,890	2,720,890
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $114,226,757) 99.9%		135,349,413
Other Assets, less Liabilities 0.1%		95,835
Net Assets 100.0%		$135,445,248

See Abbreviations on page 30.

aSee note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2018 (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.6%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	408,404	$2,728,139
Domestic Equity 48.1%
Financial Select Sector SPDR ETF	68,517	1,889,699
[a] Franklin Growth Fund, Class R6	85,688	9,245,763
[a,b] Franklin Growth Opportunities Fund, Class R6	60,463	2,849,626
[a] Franklin LibertyQ U.S. Equity ETF	151,098	4,739,944
[a] Franklin Rising Dividends Fund, Class R6	58,719	3,873,710
[a,b] Franklin Small Cap Growth Fund, Class R6	57,816	1,665,107
[a] Franklin Utilities Fund, Class R6	68,441	1,287,368
		25,551,217
Domestic Fixed Income 18.4%
[a] Franklin Floating Rate Daily Access Fund, Class R6	93,300	816,376
[a] Franklin Low Duration Total Return Fund, Class R6	544,546	5,282,090
[a] Franklin Strategic Income Fund, Class R6	82,839	794,426
[a] Franklin U.S. Government Securities Fund, Class R6	487,488	2,861,557
		9,754,449
Foreign Equity 19.7%
[a] Franklin FTSE Europe ETF	60,155	1,461,165
[a] Franklin FTSE Japan ETF	35,915	961,405
[a] Franklin International Small Cap Growth Fund, Class R6	138,275	2,719,875
[a] Franklin LibertyQ Emerging Markets ETF	82,723	2,524,747
[a] Franklin Mutual International Fund, Class R6	94,162	1,451,977
[a] Templeton Foreign Fund, Class R6	172,991	1,332,029
		10,451,198
Foreign Fixed Income 6.3%
[a] Franklin Emerging Market Debt Opportunities Fund	95,446	1,101,447
[a] Templeton Global Total Return Fund, Class R6	194,047	2,245,123
		3,346,570
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $45,592,888)		51,831,573

Short Term Investments (Cost $1,119,495) 2.1%

Money Market Funds 2.1%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	1,119,495	1,119,495
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $46,712,383) 99.7%		52,951,068
Other Assets, less Liabilities 0.3%		137,615
Net Assets 100.0%		$53,088,683

See Abbreviations on page 30.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2018 (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.7%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	931,356	$6,221,461
Domestic Equity 51.2%
Financial Select Sector SPDR ETF	168,045	4,634,681
[a] Franklin Growth Fund, Class R6	210,086	22,668,284
[a,b] Franklin Growth Opportunities Fund, Class R6	169,136	7,971,372
[a] Franklin LibertyQ U.S. Equity ETF	383,357	12,025,909
[a] Franklin Rising Dividends Fund, Class R6	134,923	8,900,837
[a,b] Franklin Small Cap Growth Fund, Class R6	113,244	3,261,438
[a] Franklin Utilities Fund, Class R6	152,640	2,871,156
		62,333,677
Domestic Fixed Income 14.7%
[a] Franklin Floating Rate Daily Access Fund, Class R6	158,429	1,386,257
[a] Franklin Low Duration Total Return Fund, Class R6	990,218	9,605,111
[a] Franklin Strategic Income Fund, Class R6	136,241	1,306,549
[a] Franklin U.S. Government Securities Fund, Class R6	959,122	5,630,047
		17,927,964
Foreign Equity 21.7%
[a] Franklin FTSE Europe ETF	145,110	3,524,722
[a] Franklin FTSE Japan ETF	87,432	2,340,459
[a] Franklin International Small Cap Growth Fund, Class R6	355,854	6,999,647
[a] Franklin LibertyQ Emerging Markets ETF	188,139	5,742,096
[a] Franklin Mutual International Fund, Class R6	263,817	4,068,053
[a] Templeton Foreign Fund, Class R6	489,543	3,769,484
		26,444,461
Foreign Fixed Income 5.0%
[a] Franklin Emerging Market Debt Opportunities Fund	175,005	2,019,559
[a] Templeton Global Total Return Fund, Class R6	356,567	4,125,482
		6,145,041
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $97,434,321)		119,072,604

Short Term Investments (Cost $2,542,764) 2.1%

Money Market Funds 2.1%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	2,542,764	2,542,764
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $99,977,085) 99.8%		121,615,368
Other Assets, less Liabilities 0.2%		245,832
Net Assets 100.0%		$121,861,200

See Abbreviations on page 30.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2018 (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.6%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	334,649	$2,235,457
Domestic Equity 53.9%
Financial Select Sector SPDR ETF	60,839	1,677,940
[a] Franklin Growth Fund, Class R6	79,195	8,545,084
[a,b] Franklin Growth Opportunities Fund, Class R6	66,110	3,115,786
[a] Franklin LibertyQ U.S. Equity ETF	140,390	4,404,034
[a] Franklin Rising Dividends Fund, Class R6	50,623	3,339,603
[a,b] Franklin Small Cap Growth Fund, Class R6	44,081	1,269,530
[a] Franklin Utilities Fund, Class R6	57,815	1,087,500
		23,439,477
Domestic Fixed Income 12.7%
[a] Franklin Floating Rate Daily Access Fund, Class R6	51,194	447,951
[a] Franklin Low Duration Total Return Fund, Class R6	314,773	3,053,303
[a] Franklin Strategic Income Fund, Class R6	43,929	421,276
[a] Franklin U.S. Government Securities Fund, Class R6	269,559	1,582,310
		5,504,840
Foreign Equity 22.0%
[a] Franklin FTSE Europe ETF	53,381	1,296,625
[a] Franklin FTSE Japan ETF	32,526	870,685
[a] Franklin International Small Cap Growth Fund, Class R6	121,841	2,396,601
[a] Franklin LibertyQ Emerging Markets ETF	69,384	2,117,634
[a] Franklin Mutual International Fund, Class R6	100,391	1,548,027
[a] Templeton Foreign Fund, Class R6	174,118	1,340,710
		9,570,282
Foreign Fixed Income 3.9%
[a] Franklin Emerging Market Debt Opportunities Fund	50,752	585,679
[a] Templeton Global Total Return Fund, Class R6	94,016	1,087,764
		1,673,443
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $36,816,895)		42,423,499

Short Term Investments (Cost $643,988) 1.5%

Money Market Funds 1.5%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	643,988	643,988
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $37,460,883) 99.1%		43,067,487
Other Assets, less Liabilities 0.9%		406,922
Net Assets 100.0%		$43,474,409

See Abbreviations on page 30.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2018 (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.0%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	657,003	$4,388,777
Domestic Equity 54.4%
Financial Select Sector SPDR ETF	123,081	3,394,574
[a] Franklin Growth Fund, Class R6	155,138	16,739,439
[a,b] Franklin Growth Opportunities Fund, Class R6	129,531	6,104,774
[a] Franklin LibertyQ U.S. Equity ETF	289,442	9,079,796
[a] Franklin Rising Dividends Fund, Class R6	98,560	6,501,969
[a,b] Franklin Small Cap Growth Fund, Class R6	87,584	2,522,432
[a] Franklin Utilities Fund, Class R6	112,395	2,114,155
		46,457,139
Domestic Fixed Income 11.0%
[a] Franklin Floating Rate Daily Access Fund, Class R6	83,195	727,961
[a] Franklin Low Duration Total Return Fund, Class R6	540,501	5,242,858
[a] Franklin Strategic Income Fund, Class R6	73,000	700,071
[a] Franklin U.S. Government Securities Fund, Class R6	469,223	2,754,339
		9,425,229
Foreign Equity 23.7%
[a] Franklin FTSE Europe ETF	107,959	2,622,324
[a] Franklin FTSE Japan ETF	64,948	1,738,586
[a] Franklin International Small Cap Growth Fund, Class R6	264,194	5,196,692
[a] Franklin LibertyQ Emerging Markets ETF	144,426	4,407,954
[a] Franklin Mutual International Fund, Class R6	195,765	3,018,690
[a] Templeton Foreign Fund, Class R6	424,189	3,266,257
		20,250,503
Foreign Fixed Income 3.8%
[a] Franklin Emerging Market Debt Opportunities Fund	91,984	1,061,498
[a] Templeton Global Total Return Fund, Class R6	186,896	2,162,386
		3,223,884
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $68,032,388)		83,745,532

Short Term Investments (Cost $1,584,120) 1.8%

Money Market Funds 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	1,584,120	1,584,120
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $69,616,508) 99.8%		85,329,652
Other Assets, less Liabilities 0.2%		159,037
Net Assets 100.0%		$85,488,689

See Abbreviations on page 30.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2018 (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.7%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	285,874	$1,909,639
Domestic Equity 54.7%
Financial Select Sector SPDR ETF	52,476	1,447,288
[a] Franklin Growth Fund, Class R6	69,857	7,537,622
[a,b] Franklin Growth Opportunities Fund, Class R6	57,276	2,699,419
[a] Franklin LibertyQ U.S. Equity ETF	126,655	3,973,167
[a] Franklin Rising Dividends Fund, Class R6	44,417	2,930,176
[a,b] Franklin Small Cap Growth Fund, Class R6	32,104	924,608
[a] Franklin Utilities Fund, Class R6	49,449	930,127
		20,442,407
Domestic Fixed Income 10.3%
[a] Franklin Floating Rate Daily Access Fund, Class R6	37,280	326,196
[a] Franklin Low Duration Total Return Fund, Class R6	214,681	2,082,409
[a] Franklin Strategic Income Fund, Class R6	31,481	301,908
[a] Franklin U.S. Government Securities Fund, Class R6	195,091	1,145,182
		3,855,695
Foreign Equity 24.1%
[a] Franklin FTSE Europe ETF	47,158	1,145,468
[a] Franklin FTSE Japan ETF	28,649	766,902
[a] Franklin International Small Cap Growth Fund, Class R6	115,872	2,279,199
[a] Franklin LibertyQ Emerging Markets ETF	66,186	2,020,030
[a] Franklin Mutual International Fund, Class R6	86,226	1,329,603
[a] Templeton Foreign Fund, Class R6	191,166	1,471,975
		9,013,177
Foreign Fixed Income 3.5%
[a] Franklin Emerging Market Debt Opportunities Fund	36,875	425,537
[a] Templeton Global Total Return Fund, Class R6	74,849	866,003
		1,291,540
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $31,537,890)		36,512,458

Short Term Investments (Cost $705,909) 1.9%

Money Market Funds 1.9%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	705,909	705,909
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $32,243,799) 99.6%		37,218,367
Other Assets, less Liabilities 0.4%		167,361
Net Assets 100.0%		$37,385,728

See Abbreviations on page 30.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2018 (unaudited)
Franklin LifeSmart™ 2055 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.2%
Alternative Strategies 5.1%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	101,675	$679,187
Domestic Equity 55.6%
Financial Select Sector SPDR ETF	18,325	505,403
[a] Franklin Growth Fund, Class R6	25,892	2,793,784
[a,b] Franklin Growth Opportunities Fund, Class R6	20,038	944,394
[a] Franklin LibertyQ U.S. Equity ETF	43,423	1,362,179
[a] Franklin Rising Dividends Fund, Class R6	17,077	1,126,566
[a,b] Franklin Small Cap Growth Fund, Class R6	11,769	338,963
[a] Franklin Utilities Fund, Class R6	17,983	338,253
		7,409,542
Domestic Fixed Income 9.7%
[a] Franklin Floating Rate Daily Access Fund, Class R6	13,681	119,707
[a] Franklin Low Duration Total Return Fund, Class R6	73,192	709,962
[a] Franklin Strategic Income Fund, Class R6	11,527	110,545
[a] Franklin U.S. Government Securities Fund, Class R6	60,758	356,652
		1,296,866
Foreign Equity 23.3%
[a] Franklin FTSE Europe ETF	15,707	381,523
[a] Franklin FTSE Japan ETF	10,269	274,890
[a] Franklin International Small Cap Growth Fund, Class R6	38,013	747,726
[a] Franklin LibertyQ Emerging Markets ETF	22,068	673,526
[a] Franklin Mutual International Fund, Class R6	31,088	479,372
[a] Templeton Foreign Fund, Class R6	71,100	547,470
		3,104,507
Foreign Fixed Income 3.5%
[a] Franklin Emerging Market Debt Opportunities Fund	13,472	155,470
[a] Templeton Global Total Return Fund, Class R6	27,110	313,657
		469,127
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $11,588,303)		12,959,229

Short Term Investments (Cost $264,991) 2.0%

Money Market Funds 2.0%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	264,991	264,991
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $11,853,294) 99.2%		13,224,220
Other Assets, less Liabilities 0.8%		110,160
Net Assets 100.0%		$13,334,380

See Abbreviations on page 30.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 15

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2018 (unaudited)
Franklin Moderate Allocation Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.3%
Alternative Strategies 5.2%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	16,250,986	$108,556,588
Domestic Equity 42.8%
Financial Select Sector SPDR ETF	2,003,460	55,255,428
[a,b] Franklin DynaTech Fund, Class R6	1,576,179	132,887,622
[a] Franklin Growth Fund, Class R6	2,980,988	321,648,640
[a] Franklin LibertyQ U.S. Equity ETF	4,344,029	136,272,190
[a] Franklin Rising Dividends Fund, Class R6	2,516,546	166,016,532
[a,b] Franklin Small Cap Growth Fund, Class R6	788,764	22,716,420
[a] Franklin Utilities Fund, Class R6	2,920,279	54,930,449
		889,727,281
Domestic Fixed Income 26.3%
[a] Franklin Floating Rate Daily Access Fund, Class R6	4,971,257	43,498,497
[a] Franklin Low Duration Total Return Fund, Class R6	20,808,024	201,837,837
[a] Franklin Strategic Income Fund, Class R6	13,644,381	130,849,614
[a] Franklin U.S. Government Securities Fund, Class R6	29,198,343	171,394,272
		547,580,220
Foreign Equity 17.6%
[a] Franklin FTSE Europe ETF	1,189,212	28,885,959
[a] Franklin FTSE Japan ETF	1,201,977	32,175,602
[a] Franklin International Small Cap Growth Fund, Class R6	4,996,807	98,287,187
[a] Franklin LibertyQ Emerging Markets ETF	2,598,040	79,293,480
[a] Franklin Mutual European Fund, Class R6	2,522,654	52,900,063
[a] Templeton Foreign Fund, Class R6	9,630,425	74,154,272
		365,696,563
Foreign Fixed Income 6.4%
[a] Franklin Emerging Market Debt Opportunities Fund	3,742,981	43,194,003
[a] Templeton Global Total Return Fund, Class R6	7,685,401	88,920,083
		132,114,086
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,600,421,843)		2,043,674,738

Short Term Investments 1.8%

Money Market Funds (Cost $36,933,312) 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	36,933,312	36,933,312

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Moderate Allocation Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $1,183,564) 0.0%†
[d] Joint Repurchase Agreement, 2.236%, 10/01/18 (Maturity Value $1,183,785)
BNP Paribas Securities Corp. (Maturity Value $606,263)
Deutsche Bank Securities Inc. (Maturity Value $47,044)
HSBC Securities (USA) Inc. (Maturity Value $530,478)
Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%, 11/20/46 - 6/20/48; U.S.
Treasury Note, 1.375% - 3.50%, 4/15/20 - 4/30/21; and U.S. Treasury Strips, 2/15/30 - 11/15/47
(valued at $1,207,782)	$1,183,564	$1,183,564
Total Investments (Cost $1,638,538,719) 100.1%		2,081,791,614
Other Assets, less Liabilities (0.1)%		(2,851,024)
Net Assets 100.0%		$2,078,940,590

See Abbreviations on page 30.

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2018, all repurchase agreements had been entered into on September 28, 2018.

|17

FRANKLIN FUND ALLOCATOR SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty-three separate funds, fourteen of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|18

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS

The Funds, which are managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest in FT Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in FT Underlying Funds for the nine months ended September 30, 2018, were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Conservative Allocation Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	1,227,952	59,351	(575,189)	712,114	$60,038,365	$—	$24,348,339	$(6,294,508)
Franklin Emerging Market Debt
Opportunities Fund	—	4,197,923	(307,326)	3,890,597	44,897,487	—	(77,043)	(1,424,475)
Franklin Floating Rate Daily Access Fund,
Class R6.	4,775,895	726,684	(395,251)	5,107,328	44,689,119	1,610,342	(53,469)	(60,273)
Franklin FTSE Europe ETF	563,900	29,600	(103,645)	489,855	11,898,578	293,521	4,539	(577,131)
Franklin FTSE Japan ETF	—	554,100	(67,343)	486,757	13,029,949	52,047	(155,875)	(743,237)
Franklin Growth Fund, Class R6	1,306,742	194,132	(275,423)	1,225,451	132,226,203	—	4,806,809	12,410,652
Franklin International Small Cap Growth
Fund, Class R6	2,321,149	122,849	(476,996)	1,967,002	38,690,920	—	1,245,403	(2,112,438)
Franklin K2 Alternative Strategies Fund,
Class R6.	3,062,011	—	(3,062,011)	—	—[a]	—	3,289,618	(2,585,356)
Franklin LibertyQ Emerging Markets ETF	1,606,500	84,300	(572,451)	1,118,349	34,132,571	451,478	1,173,512	(4,943,229)
Franklin LibertyQ U.S. Equity ETF	632,000	1,382,813	(156,975)	1,857,838	58,280,378	298,651	242,780	2,236,865
Franklin Low Duration Total Return Fund,
Class R6.	23,643,338	2,486,816	(5,608,610)	20,521,544	199,058,977	5,135,153	(2,534,156)	(249,152)
Franklin Mutual European Fund, Class R6	2,146,356	113,425	(1,210,320)	1,049,461	22,007,199	—	2,536,642	(2,141,753)
Franklin Pelagos Commodities Strategy
Fund, Class R6	4,757,464	5,562,471	(66,534)	10,253,401	68,492,721	—	(170,992)	136,646
Franklin Rising Dividends Fund, Class R6	1,062,619	211,699	(206,485)	1,067,833	70,444,912	453,762	2,102,130	3,389,655
Franklin Small Cap Growth Fund, Class R6 .	360,599	19,098	(65,720)	313,977	9,042,539	—	445,173	1,270,389
Franklin Strategic Income Fund, Class R6	12,986,969	1,924,339	(1,073,686)	13,837,622	132,702,797	4,376,846	(298,588)	(3,282,171)
Franklin U.S. Government Securities Fund,
Class R6.	24,011,063	8,210,023	(2,129,695)	30,091,391	176,636,462	4,104,033	(992,557)	(4,563,170)
Franklin Utilities Fund, Class R6	1,330,449	97,128	(245,920)	1,181,657	22,226,968	481,115	978,409	(1,023,545)
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	11,221,101	156,166,263	(144,366,709)	23,020,655	23,020,655	238,653	—	—
Templeton Foreign Fund, Class R6	4,705,606	249,414	(980,019)	3,975,001	30,607,506	—	1,396,765	(2,313,527)
Templeton Global Total Return Fund,
Class R6.	11,050,252	1,342,456	(4,477,757)	7,914,951	91,575,987	3,675,022	293,407	(3,364,267)
Total Affiliated Securities					$1,283,700,293	$21,170,623	$38,580,846	$(16,234,025)

Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	2,103,909	—	(154,277)	1,949,632	$210,365,282	$—	$7,488,865	$19,578,325
Franklin Growth Opportunities Fund,
Class R6.	5,018,837	32,895	(582,167)	4,469,565	210,650,571	—	3,165,445	34,402,182
Franklin Mutual Shares Fund, Class R6	6,736,303	327,310	(87,181)	6,976,432	207,479,094	—	(21,228)	7,853,836
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	79	30,289,085	(28,698,802)	1,590,362	1,590,362	7,529	—	—
Templeton Growth Fund Inc., Class R6	7,249,681	461,582	(112,229)	7,599,034	207,985,563	—	54,092	1,399,225
Total Affiliated Securities					$838,070,872	$7,529	$10,687,174	$63,233,568

|19

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	670,219,817	29,038,391	(70,056,469)	629,201,739	$1,447,164,000	$60,826,759	$(2,822,857)	$(37,859,112)
Franklin Mutual Shares Fund, Class R6	55,351,664	—	(6,450,990)	48,900,674	1,454,306,039	—	35,959,301	21,735,454
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	760	119,077,142	(119,076,265)	1,637	1,637	18,093	—	—
Templeton Growth Fund Inc., Class R6	58,210,549	640,123	(5,513,616)	53,337,056	1,459,835,216	—	27,478,099	(16,862,057)
Total Affiliated Securities					$4,361,306,892	$60,844,852	$60,614,543	$(32,985,715)

Franklin Growth Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	1,133,400	32,200	(122,100)	1,043,500	$25,346,615	$603,604	$13,716	$(1,246,936)
Franklin LibertyQ U.S. Equity ETF	1,150,500	2,709,831	(171,000)	3,689,331	115,734,314	577,308	295,915	4,418,099
Total Controlled Affiliates					$141,080,929	$1,180,912	$309,631	$3,171,163
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,218,583	54,531	(910,655)	1,362,459	114,868,909	—	36,877,042	(4,063,435)
Franklin Emerging Market Debt
Opportunities Fund	—	1,108,689	(193,659)	915,030	10,559,451	—	(26,764)	(283,796)
Franklin Floating Rate Daily Access Fund,
Class R6.	1,026,096	459,745	(254,172)	1,231,669	10,777,105	363,044	(31,593)	2,908
Franklin FTSE Japan ETF	—	1,076,800	(69,700)	1,007,100	26,958,959	103,933	(168,004)	(1,599,082)
Franklin Growth Fund, Class R6	2,425,586	304,095	(296,588)	2,433,093	262,530,778	—	5,111,515	27,247,686
Franklin International Small Cap Growth
Fund, Class R6	4,891,350	140,727	(526,945)	4,505,132	88,615,954	—	1,081,898	(3,062,350)
Franklin K2 Alternative Strategies Fund,
Class R6.	2,959,095	—	(2,959,095)	—	—[a]	—	3,137,984	(2,457,392)
Franklin LibertyQ Emerging Markets ETF	3,164,100	89,300	(921,645)	2,331,755	71,166,329	910,182	1,374,707	(9,033,354)
Franklin Low Duration Total Return Fund,
Class R6.	5,442,537	2,156,386	(2,292,559)	5,306,364	51,471,725	1,244,446	(644,124)	(55,508)
Franklin Mutual European Fund, Class R6	4,178,804	117,502	(2,127,212)	2,169,094	45,485,896	—	3,504,133	(2,893,633)
Franklin Pelagos Commodities Strategy
Fund, Class R6	4,606,601	5,798,173	—	10,404,774	69,503,893	—	—	(40,008)
Franklin Rising Dividends Fund, Class R6	2,009,236	353,055	(225,254)	2,137,037	140,980,320	867,129	2,363,011	8,119,416
Franklin Small Cap Growth Fund, Class R6 .	683,285	19,686	(73,047)	629,924	18,141,815	—	305,852	2,975,601
Franklin Strategic Income Fund, Class R6	2,803,671	1,244,322	(695,140)	3,352,853	32,153,858	1,003,266	(156,452)	(705,793)
Franklin U.S. Government Securities Fund,
Class R6.	5,183,303	3,418,719	(1,323,583)	7,278,439	42,724,438	940,031	(569,382)	(732,759)
Franklin Utilities Fund, Class R6	2,579,038	127,393	(279,164)	2,427,267	45,656,882	958,302	815,774	(909,333)
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	15,843	133,053,043	(108,023,595)	25,045,291	25,045,291	243,836	—	—
Templeton Foreign Fund, Class R6	9,628,322	276,938	(1,037,518)	8,867,742	68,281,610	—	1,008,876	(3,031,963)
Templeton Global Total Return Fund,
Class R6.	2,326,168	859,274	(1,314,850)	1,870,592	21,642,748	803,517	7,026	(720,511)
Total Non-Controlled Affiliates					$1,146,565,961	$7,437,686	$53,991,499	$8,756,694
Total Affiliated Securities					$1,287,646,890	$8,618,598	$54,301,130	$11,927,857

Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6.	1,642,895	143,744	(284,742)	1,501,897	$13,141,602	$494,671	$(4,067)	$(16,416)
Franklin High Income Fund, Class R6	2,134,595	62,296	(2,196,891)	—	—[a]	57,637	(108,155)	42,316
Franklin Income Fund, Class R6	5,341,125	1,205,442	(1,793,180)	4,753,387	10,932,789	509,799	(8,545)	(268,613)
Franklin LibertyQ U.S. Equity ETF	—	166,500	—	166,500	5,223,105	—	—	10,406

|20

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ Retirement Income Fund (continued)
Non-Controlled Affiliates (continued)
Franklin U.S. Government Securities Fund,
Class R6.	1,455,994	1,082,301	(325,064)	2,213,231	$12,991,666	$323,274	$(130,541)	$(252,079)
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	65,050	9,951,792	(9,286,435)	730,407	730,407	2,128	—	—
Templeton Global Total Return Fund,
Class R6.	218,266	25,001	(61,114)	182,153	2,107,508	105,612	(9,717)	(107,970)
Total Affiliated Securities					$45,127,077	$1,493,121	$(261,025)	$(592,356)

Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt
Opportunities Fund	—	168,097	(13,291)	154,806	$1,786,454	$—	$(3,802)	$(51,289)
Franklin Floating Rate Daily Access Fund,
Class R6.	113,595	54,276	(14,370)	153,501	1,343,135	45,648	(2,068)	(1,535)
Franklin FTSE Europe ETF	54,400	8,492	(36,400)	26,492	643,491	28,367	(12,519)	(38,333)
Franklin FTSE Japan ETF	—	19,032	(1,900)	17,132	458,605	1,737	(3,824)	(22,470)
Franklin Growth Fund, Class R6	41,360	10,664	(10,088)	41,936	4,524,913	—	74,747	475,181
Franklin Growth Opportunities Fund,
Class R6.	38,900	5,896	(14,274)	30,522	1,438,492	—	74,020	207,466
Franklin International Small Cap Growth
Fund, Class R6	59,882	9,629	(13,510)	56,001	1,101,534	—	17,908	(42,385)
Franklin K2 Long Short Credit Fund,
Class R6.	86,634	3	(86,637)	—	—[a]	—	54,892	(50,561)
Franklin LibertyQ Emerging Markets ETF	47,400	7,300	(20,061)	34,639	1,057,199	13,424	29,576	(144,889)
Franklin LibertyQ U.S. Equity ETF	34,600	46,383	(9,100)	71,883	2,254,969	13,453	15,495	86,578
Franklin Low Duration Total Return Fund,
Class R6.	768,049	312,330	(189,635)	890,744	8,640,211	206,439	(38,289)	(68,560)
Franklin Mutual International Fund,
Class R6.	47,619	7,792	(10,866)	44,545	686,883	—	7,815	(30,162)
Franklin Pelagos Commodities Strategy
Fund, Class R6	126,603	201,266	(10,217)	317,652	2,121,918	—	(1,074)	1,586
Franklin Rising Dividends Fund, Class R6	26,237	7,891	(6,190)	27,938	1,843,084	11,405	27,379	111,656
Franklin Small Cap Growth Fund, Class R6 .	21,218	3,395	(4,818)	19,795	570,095	—	11,638	89,949
Franklin Strategic Income Fund, Class R6	101,065	112,049	(12,702)	200,412	1,921,952	43,750	(3,159)	(30,685)
Franklin U.S. Government Securities Fund,
Class R6.	223,660	605,181	(45,073)	783,768	4,600,719	72,268	(20,506)	(64,215)
Franklin Utilities Fund, Class R6	33,104	6,074	(7,621)	31,557	593,592	12,353	3,725	(2,168)
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	904,584	9,659,885	(9,750,012)	814,457	814,457	7,774	—	—
Templeton Foreign Fund, Class R6	110,287	17,551	(24,869)	102,969	792,861	—	14,000	(35,555)
Templeton Global Total Return Fund,
Class R6.	347,950	136,513	(169,292)	315,171	3,646,533	138,697	3,119	(127,606)
Total Affiliated Securities					$40,841,097	$595,315	$249,073	$262,003

Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt
Opportunities Fund	—	357,962	(19,691)	338,271	$3,903,641	$—	$(5,247)	$(114,928)
Franklin Floating Rate Daily Access Fund,
Class R6.	246,435	95,756	(21,522)	320,669	2,805,849	95,159	(2,903)	(4,034)
Franklin FTSE Europe ETF	257,000	18,700	(149,107)	126,593	3,074,944	135,067	(51,783)	(186,006)
Franklin FTSE Japan ETF	—	79,900	(5,560)	74,340	1,990,000	7,626	(12,589)	(110,928)
Franklin Growth Fund, Class R6	190,521	32,635	(32,617)	190,539	20,559,191	—	314,315	2,220,846
Franklin Growth Opportunities Fund,
Class R6.	176,178	12,477	(52,815)	135,840	6,402,149	—	423,170	855,408

|21

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin International Small Cap Growth
Fund, Class R6	280,645	21,120	(44,175)	257,590	$5,066,801	$—	$80,463	$(185,931)
Franklin K2 Long Short Credit Fund,
Class R6.	304,923	—	(304,923)	—	—[a]	—	194,782	(179,535)
Franklin LibertyQ Emerging Markets ETF	245,600	18,300	(84,492)	179,408	5,475,622	69,779	155,025	(741,450)
Franklin LibertyQ U.S. Equity ETF	153,900	221,129	(28,003)	347,026	10,886,206	62,154	58,107	417,374
Franklin Low Duration Total Return Fund,
Class R6.	1,781,870	629,902	(422,545)	1,989,227	19,295,501	460,282	(142,891)	(99,487)
Franklin Mutual International Fund,
Class R6.	219,075	16,439	(34,564)	200,950	3,098,640	—	1,116	(103,065)
Franklin Pelagos Commodities Strategy
Fund, Class R6	447,478	593,615	—	1,041,093	6,954,503	—	—	(5,865)
Franklin Rising Dividends Fund, Class R6	123,696	26,359	(20,076)	129,979	8,574,705	52,728	118,848	534,888
Franklin Small Cap Growth Fund, Class R6 .	117,520	8,871	(18,336)	108,055	3,111,983	—	93,247	466,695
Franklin Strategic Income Fund, Class R6	220,117	84,562	(19,201)	285,478	2,737,734	85,806	(4,186)	(65,395)
Franklin U.S. Government Securities Fund,
Class R6.	540,046	1,313,590	(76,781)	1,776,855	10,430,141	168,564	(34,584)	(165,440)
Franklin Utilities Fund, Class R6	151,930	14,681	(23,738)	142,873	2,687,443	55,612	18,788	(18,330)
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	1,977,315	19,408,857	(18,665,282)	2,720,890	2,720,890	25,826	—	—
Templeton Foreign Fund, Class R6	470,403	35,559	(73,683)	432,279	3,328,550	—	68,135	(159,520)
Templeton Global Total Return Fund,
Class R6.	790,981	261,126	(362,697)	689,410	7,976,474	302,448	15,303	(283,820)
Total Affiliated Securities					$131,080,967	$1,521,051	$1,287,116	$2,071,477

Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt
Opportunities Fund	—	104,584	(9,138)	95,446	$1,101,447	$—	$(1,321)	$(30,516)
Franklin Floating Rate Daily Access Fund,
Class R6.	70,071	31,739	(8,510)	93,300	816,376	26,732	(990)	(1,083)
Franklin FTSE Europe ETF	108,100	15,255	(63,200)	60,155	1,461,165	62,554	(31,231)	(82,518)
Franklin FTSE Japan ETF	—	38,115	(2,200)	35,915	961,405	3,604	(4,671)	(51,439)
Franklin Growth Fund, Class R6	74,736	19,617	(8,665)	85,688	9,245,763	—	17,266	1,068,339
Franklin Growth Opportunities Fund,
Class R6.	66,753	10,925	(17,215)	60,463	2,849,626	—	71,883	452,202
Franklin International Small Cap Growth
Fund, Class R6	132,768	18,839	(13,332)	138,275	2,719,875	—	4,742	(64,023)
Franklin K2 Long Short Credit Fund,
Class R6.	109,217	—	(109,217)	—	—[a]	—	66,836	(61,375)
Franklin LibertyQ Emerging Markets ETF	99,700	13,600	(30,577)	82,723	2,524,747	31,262	(9,235)	(256,602)
Franklin LibertyQ U.S. Equity ETF	59,400	98,798	(7,100)	151,098	4,739,944	26,674	5,556	198,642
Franklin Low Duration Total Return Fund,
Class R6.	478,158	196,193	(129,805)	544,546	5,282,090	121,786	(31,584)	(31,915)
Franklin Mutual International Fund,
Class R6.	90,470	12,893	(9,201)	94,162	1,451,977	—	(220)	(48,108)
Franklin Pelagos Commodities Strategy
Fund, Class R6	160,524	249,255	(1,375)	408,404	2,728,139	—	55	(1,278)
Franklin Rising Dividends Fund, Class R6	49,468	14,469	(5,218)	58,719	3,873,710	23,103	5,898	281,019
Franklin Small Cap Growth Fund, Class R6 .	55,300	8,001	(5,485)	57,816	1,665,107	—	3,075	283,432
Franklin Strategic Income Fund, Class R6	62,409	28,063	(7,633)	82,839	794,426	24,239	(1,724)	(17,612)
Franklin U.S. Government Securities Fund,
Class R6.	151,620	358,796	(22,928)	487,488	2,861,557	45,985	(10,079)	(44,721)

|22

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Utilities Fund, Class R6	64,089	10,928	(6,576)	68,441	$1,287,368	$25,855	$(6,549)	$10,306
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	842,489	8,407,644	(8,130,638)	1,119,495	1,119,495	10,214	—	—
Templeton Foreign Fund, Class R6	165,784	23,846	(16,639)	172,991	1,332,029	—	3,858	(40,925)
Templeton Global Total Return Fund,
Class R6.	218,069	78,550	(102,572)	194,047	2,245,123	82,299	1,817	(75,315)
Total Affiliated Securities					$51,061,369	$484,307	$83,382	$1,486,510

Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt
Opportunities Fund	—	195,853	(20,848)	175,005	$2,019,559	$—	$(2,644)	$(56,800)
Franklin Floating Rate Daily Access Fund,
Class R6.	123,995	52,847	(18,413)	158,429	1,386,257	45,898	(2,294)	(1,106)
Franklin FTSE Europe ETF	282,200	18,510	(155,600)	145,110	3,524,722	151,516	(63,894)	(206,785)
Franklin FTSE Japan ETF	—	92,632	(5,200)	87,432	2,340,459	8,794	(11,485)	(132,845)
Franklin Growth Fund, Class R6	198,598	35,997	(24,509)	210,086	22,668,284	—	178,365	2,534,377
Franklin Growth Opportunities Fund,
Class R6.	209,805	12,628	(53,297)	169,136	7,971,372	—	398,328	1,157,840
Franklin International Small Cap Growth
Fund, Class R6	371,243	25,141	(40,530)	355,854	6,999,647	—	68,699	(214,491)
Franklin K2 Long Short Credit Fund,
Class R6.	272,339	—	(272,339)	—	—[a]	—	172,939	(159,323)
Franklin LibertyQ Emerging Markets ETF	246,900	15,300	(74,061)	188,139	5,742,096	71,654	94,985	(693,270)
Franklin LibertyQ U.S. Equity ETF	164,000	240,957	(21,600)	383,357	12,025,909	68,424	41,165	473,595
Franklin Low Duration Total Return Fund,
Class R6.	904,326	346,959	(261,067)	990,218	9,605,111	224,030	(67,149)	(52,792)
Franklin Mutual International Fund,
Class R6.	275,168	18,636	(29,987)	263,817	4,068,053	—	2,057	(137,590)
Franklin Pelagos Commodities Strategy
Fund, Class R6	401,076	531,679	(1,399)	931,356	6,221,461	—	168	(1,047)
Franklin Rising Dividends Fund, Class R6	122,435	26,311	(13,823)	134,923	8,900,837	53,290	60,194	601,481
Franklin Small Cap Growth Fund, Class R6 .	118,226	7,902	(12,884)	113,244	3,261,438	—	32,158	543,086
Franklin Strategic Income Fund, Class R6	107,242	45,105	(16,106)	136,241	1,306,549	40,100	(3,737)	(29,468)
Franklin U.S. Government Securities Fund,
Class R6.	310,246	706,576	(57,700)	959,122	5,630,047	90,385	(25,949)	(83,721)
Franklin Utilities Fund, Class R6	155,847	13,847	(17,054)	152,640	2,871,156	58,733	2,546	(5,182)
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	1,024,047	16,475,873	(14,957,156)	2,542,764	2,542,764	22,929	—	—
Templeton Foreign Fund, Class R6	510,656	34,332	(55,445)	489,543	3,769,484	—	35,467	(140,942)
Templeton Global Total Return Fund,
Class R6.	417,150	145,552	(206,135)	356,567	4,125,482	152,337	3,403	(140,418)
Total Affiliated Securities					$116,980,687	$988,090	$913,322	$3,254,599

Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt
Opportunities Fund	—	56,506	(5,754)	50,752	$585,679	$—	$(797)	$(15,543)
Franklin Floating Rate Daily Access Fund,
Class R6.	35,270	21,676	(5,752)	51,194	447,951	14,300	(736)	(400)
Franklin FTSE Europe ETF	91,500	15,781	(53,900)	53,381	1,296,625	54,441	(29,711)	(70,698)
Franklin FTSE Japan ETF	—	34,026	(1,500)	32,526	870,685	3,164	(2,853)	(43,271)
Franklin Growth Fund, Class R6	65,804	20,069	(6,678)	79,195	8,545,084	—	11,348	964,302
Franklin Growth Opportunities Fund,
Class R6.	71,929	11,928	(17,747)	66,110	3,115,786	—	57,357	513,084

|23

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin International Small Cap Growth
Fund, Class R6	124,690	22,207	(25,056)	121,841	$2,396,601	$—	$987	$(60,077)
Franklin K2 Long Short Credit Fund,
Class R6.	86,360	5	(86,365)	—	—[a]	—	49,775	(45,456)
Franklin LibertyQ Emerging Markets ETF	79,700	13,500	(23,816)	69,384	2,117,634	25,699	(17,034)	(203,161)
Franklin LibertyQ U.S. Equity ETF	55,300	90,690	(5,600)	140,390	4,404,034	25,113	2,849	187,240
Franklin Low Duration Total Return Fund,
Class R6.	252,322	141,539	(79,088)	314,773	3,053,303	68,579	(14,467)	(21,463)
Franklin Mutual International Fund,
Class R6.	91,940	16,312	(7,861)	100,391	1,548,027	—	(340)	(50,689)
Franklin Pelagos Commodities Strategy
Fund, Class R6	127,402	207,255	(8)	334,649	2,235,457	—	—[b]	(399)
Franklin Rising Dividends Fund, Class R6	40,411	13,825	(3,613)	50,623	3,339,603	19,302	3,562	238,861
Franklin Small Cap Growth Fund, Class R6 .	40,180	7,158	(3,257)	44,081	1,269,530	—	1,356	209,709
Franklin Strategic Income Fund, Class R6	30,286	18,523	(4,880)	43,929	421,276	12,564	(1,211)	(8,881)
Franklin U.S. Government Securities Fund,
Class R6.	90,122	196,722	(17,285)	269,559	1,582,310	26,325	(7,684)	(24,576)
Franklin Utilities Fund, Class R6	51,662	10,548	(4,395)	57,815	1,087,500	21,328	(5,406)	10,366
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	511,800	7,203,924	(7,071,736)	643,988	643,988	8,439	—	—
Templeton Foreign Fund, Class R6	159,417	28,353	(13,652)	174,118	1,340,710	—	2,386	(39,104)
Templeton Global Total Return Fund,
Class R6.	105,449	52,224	(63,657)	94,016	1,087,764	42,248	(84)	(35,107)
Total Affiliated Securities					$41,389,547	$321,502	$49,297	$1,504,737

Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt
Opportunities Fund	—	107,003	(15,019)	91,984	$1,061,498	$—	$(2,635)	$(28,373)
Franklin Floating Rate Daily Access Fund,
Class R6.	65,267	31,273	(13,345)	83,195	727,961	23,818	(1,760)	(152)
Franklin FTSE Europe ETF	202,100	16,659	(110,800)	107,959	2,622,324	114,197	(55,503)	(151,715)
Franklin FTSE Japan ETF	—	68,148	(3,200)	64,948	1,738,586	6,588	(7,476)	(97,466)
Franklin Growth Fund, Class R6	140,901	28,518	(14,281)	155,138	16,739,439	—	62,466	1,927,483
Franklin Growth Opportunities Fund,
Class R6.	154,448	11,607	(36,524)	129,531	6,104,774	—	255,613	926,856
Franklin International Small Cap Growth
Fund, Class R6	265,700	21,479	(22,985)	264,194	5,196,692	—	28,140	(143,067)
Franklin K2 Long Short Credit Fund,
Class R6.	187,404	—	(187,404)	—	—[a]	—	119,181	(109,888)
Franklin LibertyQ Emerging Markets ETF	182,300	13,800	(51,674)	144,426	4,407,954	55,539	22,993	(494,124)
Franklin LibertyQ U.S. Equity ETF	119,300	182,942	(12,800)	289,442	9,079,796	51,860	18,774	373,035
Franklin Low Duration Total Return Fund,
Class R6.	494,261	212,591	(166,351)	540,501	5,242,858	120,846	(29,282)	(35,596)
Franklin Mutual International Fund,
Class R6.	196,741	15,911	(16,887)	195,765	3,018,690	—	465	(102,502)
Franklin Pelagos Commodities Strategy
Fund, Class R6	275,261	384,565	(2,823)	657,003	4,388,777	—	216	(3,750)
Franklin Rising Dividends Fund, Class R6	86,278	20,144	(7,862)	98,560	6,501,969	39,105	26,116	458,129
Franklin Small Cap Growth Fund, Class R6 .	87,967	7,126	(7,509)	87,584	2,522,432	—	13,588	429,761
Franklin Strategic Income Fund, Class R6	57,358	27,266	(11,624)	73,000	700,071	21,307	(2,850)	(14,916)
Franklin U.S. Government Securities Fund,
Class R6.	166,371	347,747	(44,895)	469,223	2,754,339	45,284	(20,327)	(35,200)

|24

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Utilities Fund, Class R6	110,252	11,476	(9,333)	112,395	$2,114,155	$43,333	$60	$2,399
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	516,375	11,990,592	(10,922,847)	1,584,120	1,584,120	16,353	—	—
Templeton Foreign Fund, Class R6	425,835	34,850	(36,496)	424,189	3,266,257	—	12,848	(106,445)
Templeton Global Total Return Fund,
Class R6.	218,541	83,764	(115,409)	186,896	2,162,386	78,666	(2,178)	(69,279)
Total Affiliated Securities					$81,935,078	$616,896	$438,449	$2,725,190

Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt
Opportunities Fund	—	44,234	(7,359)	36,875	$425,537	$—	$(1,106)	$(10,718)
Franklin Floating Rate Daily Access Fund,
Class R6.	26,321	18,356	(7,397)	37,280	326,196	10,290	(891)	(14)
Franklin FTSE Europe ETF	81,500	15,958	(50,300)	47,158	1,145,468	49,181	(30,328)	(62,482)
Franklin FTSE Japan ETF	—	30,949	(2,300)	28,649	766,902	2,835	(5,091)	(37,437)
Franklin Growth Fund, Class R6	57,252	19,934	(7,329)	69,857	7,537,622	—	5,221	850,654
Franklin Growth Opportunities Fund,
Class R6.	62,061	12,011	(16,796)	57,276	2,699,419	—	48,234	450,741
Franklin International Small Cap Growth
Fund, Class R6	105,648	21,931	(11,707)	115,872	2,279,199	—	(1,715)	(49,487)
Franklin K2 Long Short Credit Fund,
Class R6.	73,455	—	(73,455)	—	—[a]	—	39,966	(36,293)
Franklin LibertyQ Emerging Markets ETF	76,000	14,700	(24,514)	66,186	2,020,030	24,912	(21,841)	(191,133)
Franklin LibertyQ U.S. Equity ETF	49,900	83,255	(6,500)	126,655	3,973,167	22,653	682	173,103
Franklin Low Duration Total Return Fund,
Class R6.	177,483	112,220	(75,022)	214,681	2,082,409	46,311	(12,309)	(12,034)
Franklin Mutual International Fund,
Class R6.	78,616	16,286	(8,676)	86,226	1,329,603	—	(2,274)	(43,118)
Franklin Pelagos Commodities Strategy
Fund, Class R6	108,629	182,337	(5,092)	285,874	1,909,639	—	(2,496)	(631)
Franklin Rising Dividends Fund, Class R6	34,398	13,975	(3,956)	44,417	2,930,176	16,570	919	206,261
Franklin Small Cap Growth Fund, Class R6 .	29,202	6,044	(3,142)	32,104	924,608	—	736	154,276
Franklin Strategic Income Fund, Class R6	22,315	15,439	(6,273)	31,481	301,908	8,945	(1,416)	(5,832)
Franklin U.S. Government Securities Fund,
Class R6.	67,091	150,275	(22,275)	195,091	1,145,182	18,930	(9,517)	(13,485)
Franklin Utilities Fund, Class R6	43,825	10,423	(4,799)	49,449	930,127	18,354	(5,423)	9,082
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	544,475	7,209,722	(7,048,288)	705,909	705,909	7,197	—	—
Templeton Foreign Fund, Class R6	173,344	36,566	(18,744)	191,166	1,471,975	—	(1,262)	(41,206)
Templeton Global Total Return Fund,
Class R6.	79,140	43,003	(47,294)	74,849	866,003	30,688	(1,735)	(27,006)
Total Affiliated Securities					$35,771,079	$256,866	$(1,646)	$1,313,241

Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt
Opportunities Fund	—	16,270	(2,798)	13,472	$155,470	$—	$(656)	$(3,273)
Franklin Floating Rate Daily Access Fund,
Class R6.	7,983	8,597	(2,899)	13,681	119,707	3,555	(346)	69
Franklin FTSE Europe ETF	25,000	8,807	(18,100)	15,707	381,523	15,778	(11,158)	(19,175)
Franklin FTSE Japan ETF	—	10,669	(400)	10,269	274,890	928	(488)	(11,623)
Franklin Growth Fund, Class R6	17,843	10,027	(1,978)	25,892	2,793,784	—	158	292,194
Franklin Growth Opportunities Fund,
Class R6.	18,780	6,331	(5,073)	20,038	944,394	—	9,281	152,096

|25

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin International Small Cap Growth
Fund, Class R6	33,224	11,692	(6,903)	38,013	$747,726	$—	$(4,780)	$(14,835)
Franklin K2 Long Short Credit Fund,
Class R6.	21,844	94	(21,938)	—	—[a]	—	5,254	(4,158)
Franklin LibertyQ Emerging Markets ETF	22,200	7,100	(7,232)	22,068	673,526	7,861	(15,513)	(52,191)
Franklin LibertyQ U.S. Equity ETF	15,800	29,323	(1,700)	43,423	1,362,179	7,718	(28)	60,021
Franklin Low Duration Total Return Fund,
Class R6.	55,284	51,921	(34,013)	73,192	709,962	15,892	(5,933)	(2,447)
Franklin Mutual International Fund,
Class R6.	24,624	8,719	(2,255)	31,088	479,372	—	(841)	(14,992)
Franklin Pelagos Commodities Strategy
Fund, Class R6	32,784	68,891	—	101,675	679,187	—	—	(403)
Franklin Rising Dividends Fund, Class R6	10,824	7,319	(1,066)	17,077	1,126,566	5,576	(228)	73,857
Franklin Small Cap Growth Fund, Class R6 .	9,307	3,315	(853)	11,769	338,963	—	(5)	53,032
Franklin Strategic Income Fund, Class R6	6,743	7,230	(2,446)	11,527	110,545	3,115	(595)	(1,818)
Franklin U.S. Government Securities Fund,
Class R6.	18,864	50,748	(8,854)	60,758	356,652	5,681	(2,842)	(4,295)
Franklin Utilities Fund, Class R6	13,928	5,321	(1,266)	17,983	338,253	6,325	(2,130)	4,686
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	122,197	3,980,479	(3,837,685)	264,991	264,991	2,569	—	—
Templeton Foreign Fund, Class R6	56,457	19,860	(5,217)	71,100	547,470	—	(765)	(14,297)
Templeton Global Total Return Fund,
Class R6.	23,590	19,713	(16,193)	27,110	313,657	10,539	(1,837)	(8,519)
Total Affiliated Securities					$12,718,817	$85,537	$(33,452)	$483,929

Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	1,355,700	35,300	(201,788)	1,189,212	$28,885,959	$702,246	$21,961	$(1,425,754)
Franklin LibertyQ Emerging Markets ETF	3,701,700	95,900	(1,199,560)	2,598,040	79,293,480	1,035,894	2,503,405	(11,220,193)
Franklin LibertyQ U.S. Equity ETF	1,491,600	3,152,445	(300,016)	4,344,029	136,272,190	699,337	521,375	5,211,587
Franklin Pelagos Commodities Strategy
Fund, Class R6	7,495,307	8,755,679	—	16,250,986	108,556,588	—	—	(78,101)
Total Controlled Affiliates					$353,008,217	$2,437,477	$3,046,741	$(7,512,461)
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,697,370	62,690	(1,183,881)	1,576,179	132,887,622	—	51,738,880	(12,351,832)
Franklin Emerging Market Debt
Opportunities Fund	—	4,068,068	(325,087)	3,742,981	43,194,003	—	(69,348)	(1,331,490)
Franklin Floating Rate Daily Access Fund,
Class R6.	4,554,612	847,634	(430,989)	4,971,257	43,498,497	1,543,391	(55,863)	(55,020)
Franklin FTSE Japan ETF	—	1,327,500	(125,523)	1,201,977	32,175,602	126,653	(291,222)	(1,914,486)
Franklin Growth Fund, Class R6	3,137,923	379,612	(536,547)	2,980,988	321,648,640	—	10,604,251	30,444,046
Franklin International Small Cap Growth
Fund, Class R6	5,695,077	148,579	(846,849)	4,996,807	98,287,187	—	1,934,909	(4,116,763)
Franklin K2 Alternative Strategies Fund,
Class R6.	4,819,654	—	(4,819,654)	—	—[a]	—	5,140,936	(4,032,415)
Franklin Low Duration Total Return Fund,
Class R6.	23,485,173	3,714,340	(6,391,489)	20,808,024	201,837,837	5,130,100	(2,872,142)	67,940
Franklin Mutual European Fund, Class R6	5,109,534	133,285	(2,720,165)	2,522,654	52,900,063	—	4,871,984	(4,032,760)
Franklin Rising Dividends Fund, Class R6	2,481,720	423,399	(388,573)	2,516,546	166,016,532	1,051,934	4,600,729	8,050,174
Franklin Small Cap Growth Fund, Class R6 .	898,062	23,519	(132,817)	788,764	22,716,420	—	739,790	3,509,598
Franklin Strategic Income Fund, Class R6	12,546,900	2,286,910	(1,189,429)	13,644,381	130,849,614	4,260,403	(293,979)	(3,236,766)

|26

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin U.S. Government Securities Fund,
Class R6.	22,962,139	8,545,258	(2,309,054)	29,198,343	$171,394,272	$3,943,197	$(1,029,005)	$(4,352,968)
Franklin Utilities Fund, Class R6	3,257,195	150,591	(487,507)	2,920,279	54,930,449	1,178,878	2,154,392	(2,307,113)
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	25,309	240,708,340	(203,800,337)	36,933,312	36,933,312	379,650	—	—
Templeton Foreign Fund, Class R6	11,216,882	292,694	(1,879,151)	9,630,425	74,154,272	—	2,818,271	(5,084,766)
Templeton Global Total Return Fund,
Class R6.	10,484,568	1,630,112	(4,429,279)	7,685,401	88,920,083	3,505,338	251,078	(3,205,311)
Total Non-Controlled Affiliates					$1,672,344,405	$21,119,544	$80,243,661	$(3,949,932)
Total Affiliated Securities					$2,025,352,622	$23,557,021	$83,290,402	$(11,462,393)

aAs of September 30, 2018, no longer held by the fund.
bRounds to less than $1.

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$1,283,989,647	$—	$—	$1,283,989,647
Short Term Investments	23,020,655	109,616	—	23,130,271
Total Investments in Securities	$1,307,010,302	$109,616	$—	$1,307,119,918

Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds	$836,480,510	$—	$—	$836,480,510
Short Term Investments	1,590,362	—	—	1,590,362
Total Investments in Securities	$838,070,872	$—	$—	$838,070,872

|27

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Founding Funds Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds	$4,361,305,255	$—	$—	$4,361,305,255
Short Term Investments	1,637	—	—	1,637
Total Investments in Securities	$4,361,306,892	$—	$—	$4,361,306,892

Franklin Growth Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$1,309,865,445	$—	$—	$1,309,865,445
Short Term Investments	25,045,291	1,357,081	—	26,402,372
Total Investments in Securities	$1,334,910,736	$1,357,081	$—	$1,336,267,817

Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$48,270,792	$—	$—	$48,270,792
Index-Linked Notes	—	5,549,485	—	5,549,485
Short Term Investments	730,407	—	—	730,407
Total Investments in Securities	$49,001,199	$5,549,485	$—	$54,550,684

Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$40,891,549	$—	$—	$40,891,549
Short Term Investments	814,457	—	—	814,457
Total Investments in Securities	$41,706,006	$—	$—	$41,706,006

Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$132,628,523	$—	$—	$132,628,523
Short Term Investments	2,720,890	—	—	2,720,890
Total Investments in Securities	$135,349,413	$—	$—	$135,349,413

Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$51,831,573	$—	$—	$51,831,573
Short Term Investments	1,119,495	—	—	1,119,495
Total Investments in Securities	$52,951,068	$—	$—	$52,951,068

Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$119,072,604	$—	$—	$119,072,604
Short Term Investments	2,542,764	—	—	2,542,764
Total Investments in Securities	$121,615,368	$—	$—	$121,615,368

Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$42,423,499	$—	$—	$42,423,499
Short Term Investments	643,988	—	—	643,988
Total Investments in Securities	$43,067,487	$—	$—	$43,067,487

|28

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$83,745,532	$—	$—	$83,745,532
Short Term Investments	1,584,120	—	—	1,584,120
Total Investments in Securities	$85,329,652	$—	$—	$85,329,652

Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$36,512,458	$—	$—	$36,512,458
Short Term Investments	705,909	—	—	705,909
Total Investments in Securities	$37,218,367	$—	$—	$37,218,367

Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$12,959,229	$—	$—	$12,959,229
Short Term Investments	264,991	—	—	264,991
Total Investments in Securities	$13,224,220	$—	$—	$13,224,220

Franklin Moderate Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$2,043,674,738	$—	$—	$2,043,674,738
Short Term Investments	36,933,312	1,183,564	—	38,116,876
Total Investments in Securities	$2,080,608,050	$1,183,564	$—	$2,081,791,614

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the nine months ended Sep-tember 30, 2018, is as follows:

Net Change in
Unrealized
Appreciation
						Net	Net		(Depreciation)
	Balance at		Transfer	Transfer		Realized	Unrealized	Balance	on Assets
	Beginning of	Purchases/	Into	Out of	Cost Basis	Gain	Appreciation	at End	Held at
	Period	(Sales)	Level 3	Level 3[a]	Adjustments	(Loss)	(Depreciation)	of Period	PeriodEnd
Franklin LifeSmart Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes	$2,483,383	$—	$—	$(2,363,765)	$—	$—	$(119,618)	$—	$—

[a]The investment was transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

|29

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio
ETF	Exchange Traded Fund
FTSE	Financial Times Stock Exchange
SPDR	S&P Depositary Receipt
SPX B	S&P 500 Index Buy-Write
SPX B DT	S&P 500 Index Buy-Write Distribution
SPXDIV	S&P 500 Dividend Points

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|30

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  November 27, 2018

By _/s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 27, 2018